Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjustment [Member] [1]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Accumulative other comprehensive income (loss) [Member]	Treasury stock [Member]	Unearned ESOP shares [Member]	Noncontrolling interests [Member]
Balance, beginning of period at Dec. 31, 2022			$ 19,448	$ 9,136	$ 60,319	$ 187,968			$ (13,362)	$ (82,853)	$ (429)	$ 1,986
Balance, beginning of period (Accounting Standards Update 2023-02 [Member]) at Dec. 31, 2022							$ 323	$ 188,291
Stockholders' Equity Period Increase (Decrease)
Stock issued			1,725							1,892
Stock redeemed			(1,725)
Stock-based compensation					1,122
Stock issued for employee plans, net					(986)
Other					100
Net income (loss)						19,142
Common stock dividends						(4,879)
Preferred stock dividends						(1,141)
Stockholders' Equity, Other						(277)				(45)		(167)
Other comprehensive income (loss), net of tax	$ 1,784	$ 1,782							1,782			2
Stock repurchased										(11,954)
Common stock released by ESOP											429
Net income (loss) from noncontrolling interests	113											(113)
Other comprehensive income (loss) from noncontrolling interests	(2)											2
Balance, end of period at Dec. 31, 2023	187,443		19,448	9,136	60,555	201,136			(11,580)	(92,960)	0	1,708
Balance, end of period (Accounting Standards Update 2023-02 [Member]) at Dec. 31, 2023							$ (158)	$ 200,978
Stockholders' Equity Period Increase (Decrease)
Stock issued			2,000							1,110
Stock redeemed			(2,840)
Stock-based compensation					1,281
Stock issued for employee plans, net					(1,162)
Other					143
Net income (loss)						19,722
Common stock dividends						(5,243)
Preferred stock dividends						(1,099)
Stockholders' Equity, Other						(160)				17		(5)
Other comprehensive income (loss), net of tax	(596)	(596)							(596)			0
Stock repurchased										(19,630)
Common stock released by ESOP											0
Net income (loss) from noncontrolling interests	(243)											243
Other comprehensive income (loss) from noncontrolling interests	0											0
Balance, end of period at Dec. 31, 2024	181,066		18,608	9,136	60,817	214,198			(12,176)	(111,463)	0	1,946
Stockholders' Equity Period Increase (Decrease)
Stock issued			0							1,003
Stock redeemed			(2,000)
Stock-based compensation					1,476
Stock issued for employee plans, net					(1,270)
Other					265
Net income (loss)						21,338
Common stock dividends						(5,543)
Preferred stock dividends						(1,050)
Stockholders' Equity, Other						(70)				16		(45)
Other comprehensive income (loss), net of tax	5,503	$ 5,503							5,503			0
Stock repurchased										(17,671)
Common stock released by ESOP											0
Net income (loss) from noncontrolling interests	(20)											20
Other comprehensive income (loss) from noncontrolling interests	0											0
Balance, end of period at Dec. 31, 2025	$ 183,038		$ 16,608	$ 9,136	$ 61,288	$ 228,873			$ (6,673)	$ (128,115)	$ 0	$ 1,921

[1]	Effective January 1, 2024, we adopted ASU 2023-02 – Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method. Effective January 1, 2023, we adopted ASU 2022-02 – Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures.